UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22748

YCG Funds
(Exact name of registrant as specified in charter)

3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
(Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
 (Name and address of agent for service)

(512) 505-2347
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

Schedule of Investments
February 29, 2020 (Unaudited)
YCG Enhanced Fund

	Shares	Value
COMMON STOCKS - 87.13%
Banks - 9.64%
Bank of America Corp.	411,588	$11,730,258
JPMorgan Chase & Co.	60,474	7,021,636
Wells Fargo & Co.	380,356	15,537,543
		34,289,437
Beverages - 2.06%
PepsiCo., Inc.	55,494	7,326,873
Capital Markets - 13.75%
Moody's Corp. (a)	75,098	18,025,773
MSCI, Inc. (a)	57,630	17,026,207
The Charles Schwab Corp. (a)	340,920	13,892,490
		48,944,470
Commercial Services & Supplies - 2.67%
Copart, Inc. (a)(b)	112,615	9,513,715
Entertainment - 0.53%
The Walt Disney Co.	15,880	1,868,282
Household Products - 4.51%
Colgate-Palmolive Co.	161,672	10,924,177
The Procter & Gamble Co. (c)	45,277	5,126,715
		16,050,892
Insurance - 10.11%
Aon PLC (c)	88,546	18,417,568
Marsh & McLennan Cos, Inc.	167,957	17,561,584
		35,979,152
Interactive Media & Services - 6.64%
Alphabet, Inc. - Class A (a)(b)	10,351	13,863,405
Facebook, Inc. - Class A (a)(b)	50,809	9,779,208
		23,642,613
Internet & Direct Marketing Retail - 2.04%
Booking Holdings, Inc. (a)(b)	4,279	7,255,729
IT Services - 5.35%
MasterCard, Inc. - Class A	61,780	17,931,645
Visa, Inc. - Class A (a)	6,125	1,113,280
		19,044,925
Personal Products - 7.18%
L'Oreal SA (d)	34,305	9,126,893
The Estee Lauder Companies, Inc. - Class A (a)	40,597	7,453,609
Unilever NV - ADR	170,367	8,988,563
		25,569,065
Professional Services - 3.24%
Verisk Analytics, Inc. (a)	74,268	11,519,710

Real Estate Management & Development - 4.60%
CBRE Group, Inc. (a)(b)	291,722	16,377,273
Software - 3.68%
Intuit, Inc. (a)	27,063	7,194,699
Microsoft Corp. (a)	36,513	5,915,471
		13,110,170
Textiles, Apparel & Luxury Goods - 11.13%
Adidas AG (d)	22,986	6,357,792
Cie Financiere Richemont SA (d)	114,774	7,780,078
Hermes International (d)	10,316	7,174,645
LVMH Moet Hennessy Louis Vuitton SE (d)	17,801	7,287,712
NIKE, Inc. - Class B (a)	123,359	11,025,827
		39,626,054
TOTAL COMMON STOCKS (Cost $232,529,760)		310,118,360
	Principal
	Amount
SHORT-TERM INVESTMENTS - 10.69%
U.S. Treasury Bills - 10.69%
0.000%, 03/31/2020 (b)	267,000	266,668
0.000%, 04/07/2020 (b)	1,765,000	1,762,289
0.000%, 04/09/2020 (b)	4,531,000	4,523,846
0.000%, 04/14/2020 (b)	1,449,000	1,446,343
0.000%, 04/16/2020 (b)	1,800,000	1,796,610
0.000%, 04/23/2020 (b)	1,485,000	1,481,781
0.000%, 04/30/2020 (b)	2,088,000	2,083,392
0.000%, 05/07/2020 (b)	1,122,000	1,119,336
0.000%, 05/14/2020 (b)	552,000	550,562
0.000%, 05/21/2020 (b)	3,384,000	3,374,478
0.000%, 05/28/2020 (b)	333,000	331,998
0.000%, 06/04/2020 (b)	580,000	578,110
0.000%, 06/18/2020 (b)	4,850,000	4,831,995
0.000%, 06/25/2020 (b)	12,903,000	12,852,807
0.000%, 07/09/2020 (b)	1,046,000	1,041,530
TOTAL SHORT-TERM INVESTMENTS (Cost $38,021,315)		38,041,745

Total Investments (Cost $270,551,075) - 97.82%		348,160,105
Other Assets in Excess of Liabilities - 2.18%		7,765,869
TOTAL NET ASSETS - 100.00%		$355,925,974

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	A portion of this security is pledged as collateral on options written. As of February 29, 2020, the value of collateral is $8,722,498.
(b)	Non-Income Producing
(c)	Security held in connection with options written.
(d)	Foreign issued security.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Schedule of Options Written
February 29, 2020 (Unaudited)
YCG Enhanced Fund
	Contracts	Notional Amount	Value
PUT OPTIONS (a)
Alphabet, Inc.
Expiration: April 2020; Exercise Price: $1,440.00	2	$288,000	$31,490
Expiration: April 2020; Exercise Price: $1,500.00	13	1,950,000	280,800
Booking Holdings, Inc.
Expiration: March 2020; Exercise Price: $2,025.00	6	1,215,000	197,940
Expiration: March 2020; Exercise Price: $2,045.00	4	818,000	139,420
Expiration: March 2020; Exercise Price: $2,060.00	2	412,000	72,560
Expiration: March 2020; Exercise Price: $2,070.00	4	828,000	149,000
Expiration: April 2020; Exercise Price: $1,835.00	1	183,500	19,060
Expiration: April 2020; Exercise Price: $1,900.00	2	380,000	47,742
Expiration: April 2020; Exercise Price: $1,910.00	1	191,000	24,305
Expiration: April 2020; Exercise Price: $1,930.00	1	193,000	25,900
Expiration: April 2020; Exercise Price: $1,980.00	1	198,000	29,925
Expiration: April 2020; Exercise Price: $2,010.00	1	201,000	32,490
Expiration: April 2020; Exercise Price: $2,015.00	1	201,500	32,885
Expiration: April 2020; Exercise Price: $2,060.00	4	824,000	152,128
Expiration: April 2020; Exercise Price: $2,080.00	2	416,000	77,460
Expiration: May 2020; Exercise Price: $1,850.00	2	370,000	42,400
CBRE Group, Inc.
Expiration: March 2020; Exercise Price: $60.00	230	1,380,000	113,390
Expiration: March 2020; Exercise Price: $65.00	691	4,491,500	658,523
The Charles Schwab Corp.
Expiration: March 2020; Exercise Price: $47.00	251	1,179,700	183,230
Expiration: March 2020; Exercise Price: $48.00	200	960,000	162,000
Expiration: March 2020; Exercise Price: $49.00	311	1,523,900	279,900
Expiration: April 2020; Exercise Price: $45.00	29	130,500	15,341
Copart, Inc.
Expiration: March 2020; Exercise Price: $95.00	230	2,185,000	284,510
Expiration: May 2020; Exercise Price: $100.00	84	840,000	147,420
Expiration: May 2020; Exercise Price: $105.00	20	210,000	43,000
The Estee Lauder Co, Inc.
Expiration: March 2020; Exercise Price: $210.00	143	3,003,000	414,700
Expiration: April 2020; Exercise Price: $200.00	49	980,000	102,900
Expiration: April 2020; Exercise Price: $210.00	6	126,000	18,000
Expiration: April 2020; Exercise Price: $220.00	84	1,848,000	313,740
Facebook, Inc.
Expiration: March 2020; Exercise Price: $210.00	78	1,638,000	159,120
Expiration: April 2020; Exercise Price: $210.00	27	567,000	62,100
Expiration: April 2020; Exercise Price: $215.00	10	215,000	26,600
Expiration: May 2020; Exercise Price: $215.00	44	946,000	133,848
Intuit, Inc.
Expiration: April 2020; Exercise Price: $280.00	207	5,796,000	579,600
Expiration: April 2020; Exercise Price: $300.00	10	300,000	39,000

Microsoft Corp.
Expiration: April 2020; Exercise Price: $165.00	12	198,000	14,460
Expiration: April 2020; Exercise Price: $180.00	24	432,000	50,184
Expiration: May 2020; Exercise Price: $185.00	40	740,000	108,000
Moody's Corp.
Expiration: March 2020; Exercise Price: $260.00	58	1,508,000	158,340
Expiration: May 2020; Exercise Price: $270.00	25	675,000	91,375
Expiration: May 2020; Exercise Price: $280.00	50	1,400,000	222,875
MSCI, Inc.
Expiration: March 2020; Exercise Price: $310.00	40	1,240,000	101,200
Expiration: March 2020; Exercise Price: $330.00	28	924,000	109,760
NIKE, Inc.
Expiration: April 2020; Exercise Price: $100.00	84	840,000	108,444
Expiration: April 2020; Exercise Price: $105.00	394	4,137,000	766,330
Verisk Analytics, Inc.
Expiration: March 2020; Exercise Price: $150.00	30	450,000	12,225
Expiration: March 2020; Exercise Price: $155.00	20	310,000	16,400
Expiration: March 2020; Exercise Price: $160.00	28	448,000	26,880
Expiration: March 2020; Exercise Price: $170.00	17	289,000	27,880
Visa, Inc.
Expiration: March 2020; Exercise Price: $205.00	43	881,500	126,850
Expiration: May 2020; Exercise Price: $195.00	45	877,500	96,300
Expiration: May 2020; Exercise Price: $205.00	20	410,000	58,900
Expiration: May 2020; Exercise Price: $210.00	29	609,000	98,600
Total Options Written (Premiums received $2,637,092)			$7,287,430

(a) Exchange Traded

Valuation Measurements
Securities which are traded on a national stock exchange are valued at the last sale prices on the securities exchange on which such securities are primarily traded.  Securities that are traded on The Nasdaq OMX Group, Inc., referred to as Nasdaq, are valued at the Nasdaq official Closing Price.  Exchange-traded securities for which there were no transactions are valued a the current bid prices.  Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices.  Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.  Debt securities (other than short-term Instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price.  Options written or purchased by the Fund are valued at the last sales price.  If there are no trades for an option on a given day, options are valued at the mean between the current bid and asked prices.  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2020:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$310,118,360	$-	$-	$310,118,360
Short-Term Investments	-	38,041,745	-	38,041,745
Total Investments in Securities	$310,118,360	$38,041,745	$-	$348,160,105
Liabilities
Other Financial Instruments**
Options Written	$5,184,730	$2,102,700	$-	$7,287,430

* Please refer to the schedule of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

The Fund did not invest in any Level 3 investments during the period.

Derivative Instruments and Hedging Activities

The Fund may write covered call options and put options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions.  The Fund will not use this strategy as a means of generating implicit leverage.  In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Upon writing an option, the Fund is required to pledge an amount of cash or securities, as determined by the broker, as collateral. As of February 29, 2020, the Fund held securities with a value of $8,722,498 and cash of $13,176,852 as collateral for options written.  During the period, the Fund used written covered call and put options in a manner consistent with the strategy described above.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of February 29, 2020:

	Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options Written, at value	$7,287,430

The average monthly market value of options written during the period ended February 29, 2020 was $3,806,984.

Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  YCG Funds

By (Signature and Title)  /s/ Brian Yacktman
                                         Brian Yacktman, President (Principal Executive Officer)

Date   April 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian Yacktman
                          Brian Yacktman, President (Principal Executive Officer)

Date   April 15, 2020

By (Signature and Title)  /s/ William Kruger
                                        William Kruger, Treasurer (Principal Financial Officer)

Date   April 15, 2020

* Print the name and title of each signing officer under his or her signature.